Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Composition of Total Loans Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 236,916	$ 236,818	$ 228,648
Loans in process	(1,499)	(2,491)	(745)
Deferred loan fees	(334)	(366)	(377)
	235,083	233,961	227,526
Residential Mortgage: One-to-Four Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	144,966	143,283	136,704
	144,743	143,110	136,446
Residential Mortgage: Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	36,847	38,484	40,682
	36,845	38,413	40,681
Total Residential Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	181,813	181,767	177,386
Commercial and Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	31,637	32,036	32,171
	31,574	31,963	32,103
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	12,651	12,517	8,895
	11,115	9,990	8,121
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	9,663	9,666	9,267
	9,654	9,652	9,246
Commercial Real Estate Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	53,951	54,219	50,333
Consumer: Deposit Accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	913	602	611
Consumer: Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	30	33	111
Consumer: Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	32	36	32
Consumer: Overdraft Protection [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	177	161	175
Total Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,152	832	929
	$ 1,152	$ 833	$ 929